Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2013
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND
Central Index Key	dei_EntityCentralIndexKey	0000856671
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 03, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jan. 03, 2014
Prospectus Date	rr_ProspectusDate	Oct. 01, 2013
Supplement [Text Block]	jhcatxfrincme_SupplementTextBlock

John Hancock California Tax-Free Income Fund

John Hancock California Tax-Free Income Fund

Supplement dated January 3, 2014 to the current Class A, Class B, and Class C Shares Prospectus of the fund, as may be supplemented from time to time.

Effective February 3, 2014, Class A sales charges of the fund are being reduced as set forth below.

The following amends and restates the information regarding Class A shares presented under the heading "Fees and expenses — Shareholder fees (fees paid directly from your investment)" in the "Fund summary" section:

Shareholder fees (fees paid directly from your investment)	Class A
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00% (on certain purchases, including those of $1 million or more)
Small account fee (for fund account balances under $1,000)	$20

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section for Class A shares:

Expenses ($)	Class A
1 year	482
3 years	657
5 years	847
10 years	1,396

| (John Hancock California Tax-Free Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
| (John Hancock California Tax-Free Income Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	4.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	482
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	657
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	847
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,396
[1]	(on certain purchases, including those of $1 million or more)